Label	Element	Value
Innovator International Developed Power Buffer ETF - January | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 0.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator International Developed Power Buffer ETF - January | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 75.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator International Developed Power Buffer ETF - January | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 86.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator International Developed Power Buffer ETF - January | iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: 64.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)